GOF SA-3 06/13

SUPPLEMENT DATED JUNE 13, 2013

TO THE CURRENTLY EFFECTIVE

STATEMENT OF ADDITIONAL INFORMATION OF

EACH OF THE LISTED FUNDS

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Insured Tax-Free Income Fund

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Tax-Exempt Money Fund

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Growth Fund

Franklin Federal Tax-Free Income Fund

Franklin Global Trust

Franklin Global Real Estate Fund

Franklin International Small Cap Growth Fund

Franklin International Growth Fund

Franklin Large Cap Equity Fund

Franklin Templeton Emerging Market Debt Opportunities Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Limited Maturity U.S. Government Securities Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Money Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Flex Cap Growth Fund

Franklin Focused Core Equity Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin Tax-Exempt Money Fund

Franklin Tax-Free Trust

Franklin Alabama Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Templeton Fund Allocator Series

Franklin Templeton Conservative Allocation Fund

Franklin Templeton Corefolio Allocation Fund

Franklin Templeton Founding Funds Allocation Fund

Franklin Templeton Growth Allocation Fund

Franklin Templeton Moderate Allocation Fund

Franklin LifeSmartTM 2015 Retirement Target Fund

Franklin LifeSmartTM 2025 Retirement Target Fund

Franklin LifeSmartTM 2035 Retirement Target Fund

Franklin LifeSmartTM 2045 Retirement Target Fund

Franklin Templeton Multi-Asset Real Return Fund

Franklin Templeton Global Trust

Franklin Templeton Hard Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund

Franklin Templeton Global Allocation Fund

Franklin World Perspectives Fund

Templeton Foreign Smaller Companies Fund

Franklin Templeton Money Fund Trust

Franklin Templeton Money Fund

Institutional Fiduciary Trust

Money Market Portfolio

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton Global Investment Trust

Templeton Asian Growth Fund

Templeton BRIC Fund

Templeton Emerging Markets Balanced Fund

Templeton Emerging Markets Small Cap Fund

Templeton Frontier Markets Fund

Templeton Global Balanced Fund

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Institutional Funds

Emerging Markets Series

Foreign Equity Series

Foreign Smaller Companies Series

Global Equity Series

The Statement of additional information is amended as follows:

Effective June 13, 2013, Charles B. Johnson has retired as chairman, director/trustee and officer of certain US-registered Franklin and Templeton funds (the “FT funds”).  In addition, effective June 13, 2013, Rupert H. Johnson, Jr., director/trustee and vice president of certain FT funds, was appointed to the boards of the FT funds for which he was not already a director/trustee, and was also appointed as chairman of the board for the FT funds.  Gregory E. Johnson, director/trustee of certain FT funds, was appointed to the boards of the FT funds for which he was not already a director/trustee.  Accordingly, the "Officers and Trustees - Interested Board Members and Officers" section has been revised as follows:

I. For the Franklin California Tax-Free Income Fund and Franklin Custodian Funds the following is added:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board, Trustee and Vice President	Chairman of the Board since June 2013, Trustee since 1983 and Vice President since 1982	135	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 3:  Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Trust.

** Rupert H. Johnson, Jr. is considered to be interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

II.        For the Franklin High Income Trust the following is added:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Chairman of the Board since June 2013 and Trustee since 1978	135	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 3:  Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Trust.

** Rupert H. Johnson, Jr. is considered to be interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

III.       For the Franklin Investors Securities Trust the following is added:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board, Trustee and Vice President	Chairman of the Board since June 2013, Trustee since 1987 and Vice President since 1986	135	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 3:  Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Trust.

** Rupert H. Johnson, Jr. is considered to be interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

IV.       For the Franklin New York Tax-Free Income Fund the following is added:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board, Trustee and Vice President	Chairman of the Board since June 2013, Trustee and Vice President since 1983	135	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 3:  Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Trust.

** Rupert H. Johnson, Jr. is considered to be interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

V.        For the Franklin Strategic Series the following is added:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Chairman of the Board since June 2013 and Trustee since 1991	135	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 3:  Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Trust.

** Rupert H. Johnson, Jr. is considered to be interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

VI.       For the Templeton Funds the following is added:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board, Trustee and Vice President	Chairman of the Board since June 2013, Trustee since 1992 and Vice President since 1996	135	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 3:  Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Trust.

** Rupert H. Johnson, Jr. is considered to be interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

VII.     For the Templeton Global Opportunities Trust the following is added:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board, Trustee and Vice President	Chairman of the Board since June 2013, Trustee since 1993 and Vice President since 1996	135	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 3:  Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Trust.

** Rupert H. Johnson, Jr. is considered to be interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

VIII.  For the Franklin California Tax-Free Trust, Franklin Federal Tax-Free Income Fund, Franklin Global Trust, Franklin Gold and Precious Metals Fund, Franklin Money Fund, Franklin Municipal Securities Trust, Franklin New York Tax-Free Trust, Franklin Real Estate Securities Trust, Franklin Strategic Mortgage Portfolio, Franklin Tax Exempt Money Fund, Franklin Tax-Free Trust, Franklin Templeton Fund Allocator Series, Franklin Templeton Global Trust, Franklin Templeton International Trust, Franklin Templeton Money Fund Trust, Institutional Fiduciary Trust and The Money Markets Portfolios the following is added:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since June 2013	135	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 3:  Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Trust.

** Rupert H. Johnson, Jr. is considered to be interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

IX.  For the Templeton China World Fund, Templeton Developing Markets Trust, Templeton Global Investment Trust, Templeton Global Smaller Companies Fund, Templeton Income Trust and Templeton Institutional Funds the following is added:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board, Trustee and Vice President	Chairman of the Board and Trustee since June 2013 and Vice President since 1996	135	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 3:  Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Trust.

** Rupert H. Johnson, Jr. is considered to be interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

X.        For the Templeton Growth Fund, Inc. the following is added to the section “Officers and Directors – Interested Board Members and Officers”:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board, Director and Vice President	Chairman of the Board and Director since June 2013 and Vice President since 1996	135	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 3:  Effective June 13, 2013, Charles B. Johnson ceased to be a director of the Fund.

** Rupert H. Johnson, Jr. is considered to be interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

XI.       For the Franklin California Tax-Free Income Fund, Franklin Custodian Funds, Franklin High Income Trust, Franklin Investors Securities Trust, Franklin New York Tax-Free Income Fund, Franklin Strategic Series, Templeton Funds and Templeton Global Opportunities Trust, the following is added:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since June 2013	145	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Please keep this supplement for future reference